Intangible assets - Key assumptions used in the discounted cash flow calculations of CGUs (Details)	Dec. 31, 2021
Other Than Life insurance [Member] | CPI growth [Member] | 2021 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.20%
Other Than Life insurance [Member] | CPI growth [Member] | 2022 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.70%
Other Than Life insurance [Member] | CPI growth [Member] | 2023 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.40%
Other Than Life insurance [Member] | CPI growth [Member] | 2024 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.70%
Other Than Life insurance [Member] | CPI growth [Member] | 2025 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.50%
Other Than Life insurance [Member] | CPI growth [Member] | 2026 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.50%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2021 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	3.10%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2022 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.60%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2023 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.50%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2024 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.70%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2025 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.60%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2026 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.60%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2021 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	3.80%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2022 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.70%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2023 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.50%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2024 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	3.00%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2025 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.80%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2026 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.80%
Life Insurance Component [Member] | Rate Of Return On Investment [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	3.10%
Life Insurance Component [Member] | Risk Based Capital Ratio [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	150.00%